                                 AIM SUMMIT FUND

                        Supplement dated January 24, 2003
         to the Statement of Additional Information dated March 1, 2002, as supplemented September 30, 2002


The following sentence is added at the end of the third paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

         "The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information is added after the fifth paragraph appearing under the heading "NON-FUNDAMENTAL RESTRICTIONS" in the Statement of Additional
Information:

         "(5) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities."

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information:

                               TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR
  POSITION(S) HELD WITH        OFFICER               PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIP(S)
        THE TRUST               SINCE                  DURING PAST 5 YEARS                             HELD BY TRUSTEE
------------------------       -------               -----------------------                        ---------------------

INTERESTED PERSONS

Robert H. Graham* --  1946       1982        Director and Chairman, A I M Management                 None
Trustee, Chairman and                        Group Inc. (financial services holding
President                                    company); and Director and Vice Chairman,
                                             AMVESCAP PLC (parent of AIM and a global
                                             investment management firm); formerly,
                                             President and Chief Executive Officer, A I M
                                             Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director
                                             and Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker
                                             dealer), A I M Fund Services, Inc.,
                                             (registered transfer agent), and Fund
                                             Management Company (registered broker
                                             dealer)

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* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                               TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR
  POSITION(S) HELD WITH        OFFICER               PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIP(S)
        THE TRUST               SINCE                  DURING PAST 5 YEARS                             HELD BY TRUSTEE
------------------------       -------               -----------------------                        ---------------------

Mark H. Williamson** -- 1951     2003        Director, President and Chief Executive        Director, Chairman, President
Trustee                                      Officer, A I M Management Group Inc.           and Chief Executive Officer,
                                             (financial services holding company);          INVESCO Bond Funds, Inc.,
                                             Director, Chairman and President, A I M        INVESCO Combination Stock & Bond
                                             Advisors, Inc. (registered investment          Funds, Inc., INVESCO Counselor
                                             advisor); Director, A I M Capital              Series Funds, Inc., INVESCO
                                             Management, Inc. (registered investment        International Funds, Inc.,
                                             advisor) and A I M Distributors, Inc.          INVESCO Manager Series Funds,
                                             (registered broker dealer), Director and       Inc., INVESCO Money Market
                                             Chairman, A I M Fund Services, Inc.,           Funds, Inc., INVESCO Sector
                                             (registered transfer agent), and Fund          Funds, Inc., INVESCO Stock
                                             Management Company (registered broker          Funds, Inc., INVESCO Treasurer's
                                             dealer); and Chief Executive Officer,          Series Funds, Inc. and INVESCO
                                             AMVESCAP PLC - AIM Division (parent of AIM     Variable Investment Funds, Inc."
                                             and a global investment management firm);
                                             formerly, Chief Executive Officer, INVESCO
                                             Funds Group, Inc.


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** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.